Document and Entity Information	Oct. 11, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001385292
Document Type	8-K
Document Period End Date	Oct. 11, 2019
Entity Registrant Name	MONOTYPE IMAGING HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33612
Entity Tax Identification Number	20-3289482
Entity Address, Address Line One	600 Unicorn Park Drive
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	970-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TYPE
Entity Emerging Growth Company	false